Consolidated Statements of Cash Flows - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss		$ (9,559,000)	$ (14,121,000)	$ (18,836,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		106,000	134,000
Amortization of operating lease right-of-use asset		329,000	1,341,000
Stock-based compensation		511,000	954,000
Loss on disposals	$ (2,600,000)	2,618,000	8,000
Fair value adjustment of warrants		67,000	0
Changes in operating assets and liabilities:
Accounts receivable		928,000	370,000
Prepaid expenses and other current assets		343,000	326,000
Other long-term assets		163,000	213,000
Accounts payable		(1,106,000)	727,000
Accrued expenses and other current liabilities		(438,000)	(1,080,000)
Operating lease liability		(333,000)	(3,041,000)
Deferred revenue		(4,345,000)	(1,816,000)
Net cash used in operating activities		(10,716,000)	(15,985,000)
Cash flows from investing activities:
Purchases of property and equipment		(398,000)	(676,000)
Net cash used in investing activities		(398,000)	(676,000)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of issuance costs			53,000
Net cash provided by financing activities			53,000
Net decrease in cash, cash equivalents and restricted cash		(11,114,000)	(16,608,000)
Cash, cash equivalents and restricted cash - beginning of period	$ 20,645,000	20,645,000	37,253,000
Cash, cash equivalents and restricted cash - end of period		9,531,000	20,645,000	$ 37,253,000
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents		9,521,000	19,173,000
Long-term restricted cash		10,000	1,472,000
Supplemental disclosures of non-cash investing and financing information:
Reduction of operating lease right-of-use asset and lease liability upon lease modification		8,423,000
Operating lease right-of-use asset obtained in exchange for operating lease liability			9,116,000
Purchases of property and equipment not yet paid			$ 389,000